DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 10 – DERIVATIVE LIABILITIES

Effective January 1, 2019, an equity-linked financial instrument with a down round feature that otherwise is not required to be classified as a liability under the guidance in Topic 480 is evaluated under the guidance in Topic 815, Derivatives and Hedging, to determine whether it meets the definition of a derivative. If it meets that definition, the instrument (or embedded feature) is evaluated to determine whether it is indexed to an entity’s own stock as part of the analysis of whether it qualifies for a scope exception from derivative accounting. Generally, for warrants and conversion options embedded in financial instruments that are deemed to have a debt host (assuming the underlying shares are readily convertible to cash or the contract provides for net settlement such that the embedded conversion option meets the definition of a derivative), the existence of a down round feature results in an instrument not being considered indexed to an entity’s own stock. This results in a reporting entity being required to classify the freestanding financial instrument or the bifurcated conversion option as a liability, which the entity must measure at fair value initially and at each subsequent reporting date.

However, due to a recognition of tainting, due to variable conversion price on some of the convertible notes, all convertible notes are considered to have a derivative liability, therefore the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.”  The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note. In determining the indicated value of the convertible note issued, the Company used the Binomial Options Pricing Model with a risk-free interest rate of ranging 3.66% to 4.38%, volatility ranging from 162.38% to 177.45%, trading prices ranging from $0.0406 per share and a conversion price ranging from $0.0264 to $0.08 per share. The total derivative liabilities associated with these notes were $3,900,734 at September 30, 2024 and $2,752,321 at December 31, 2023.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt is summarized as follow:

Balance as of December 31, 2023	$2,752,321
Change in Derivative value	759,620
Initial derivative	388,793
Balance as of June 30, 2024	$3,900,734

The Company recorded the debt discount to the extent of the gross proceeds raised and expanded immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

The Company recorded initial derivative liabilities of $388,793 and $0 for the new notes issued as of September 30, 2024 and December 31, 2023, respectively.

The Company recorded a change in the value of embedded derivative liabilities loss of $759,620 as of September 30, 2024 and a gain of $3,297,215 for the year ended December 31, 2023.

The Company reclassified derivative liabilities of $0 to additional paid in capital due to debt repayments for the nine months ended September 30, 2024 and $155,342 for year ended December 31, 2023

NOTE 10 – DERIVATIVE LIABILITIES

Effective January 1, 2019, an equity-linked financial instrument with a down round feature that otherwise is not required to be classified as a liability under the guidance in Topic 480 is evaluated under the guidance in Topic 815, Derivatives and Hedging, to determine whether it meets the definition of a derivative. If it meets that definition, the instrument (or embedded feature) is evaluated to determine whether it is indexed to an entity’s own stock as part of the analysis of whether it qualifies for a scope exception from derivative accounting. Generally, for warrants and conversion options embedded in financial instruments that are deemed to have a debt host (assuming the underlying shares are readily convertible to cash or the contract provides for net settlement such that the embedded conversion option meets the definition of a derivative), the existence of a down round feature results in an instrument not being considered indexed to an entity’s own stock. This results in a reporting entity being required to classify the freestanding financial instrument or the bifurcated conversion option as a liability, which the entity must measure at fair value initially and at each subsequent reporting date.

However, due to a recognition of tainting, due to variable conversion price on some of the convertible notes, all convertible notes are considered to have a derivative liability, therefore the Company accounted for these Notes under ASC Topic 815-15 “Embedded Derivative.”  The derivative component of the obligation is initially valued and classified as a derivative liability with an offset to discounts on convertible debt. Discounts are amortized to interest expense over the respective term of the related note. In determining the indicated value of the convertible note issued, the Company used the Binomial Options Pricing Model with a risk-free interest rate of ranging 4.23% to 5.26%, volatility ranging from 145.03% to 179.9%, trading prices ranging from $0.042 per share and a conversion price ranging from $0.037 to $0.08 per share. The total derivative liabilities associated with these notes were $2,752,321 at December 31, 2023 and $6,204,878 at December 31, 2022.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

Balance as of December 31, 2022	$6,204,878
Change in Derivative values	(3,297,215)
Settlement of derivative to APIC	(155,342)
Balance as of December 31, 2023	$2,752,321

Maturity of lease liabilities at December 31, 2023	Amount
2024	31,861
2025	-
Total lease payments	31,861
Less: imputed interest	(976.00)
Present value of lease liabilities	30,885

The Company recorded the debt discount to the extent of the gross proceeds raised and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

The Company recorded initial derivative liabilities of $0 and $213,579 for the new notes issued for years ended December 31, 2023 and 2022, respectively.

The Company recorded a change in the value of embedded derivative liabilities gain of $3,297,215 and an expense of $1,010,737 for the year ended December 31, 2023 and 2022, respectively.

The Company recorded a change in the value of embedded derivative liabilities gain of $2,713,741 and an expense of $1,010,737 for the year ended December 31, 2023 and 2022, respectively.

The Company reclassified derivative liabilities of $155,342 to additional paid in capital due to debt repayments for the year ended December 31, 2023 and $0 for year ended December 31, 2021